Provision for Site Reclamation and Closure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Balance, beginning of the year	$ 4,271	$ 4,190
Accretion	148	94
Change in estimate	76	(13)
Balance, end of the year	4,495	4,271
Quebec [Member]
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Balance, beginning of the year	1,567	1,934
Accretion	54	42
Change in estimate	(52)	(409)
Balance, end of the year	1,569	1,567
Nunavut [Member]
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Balance, beginning of the year	2,704	2,256
Accretion	94	52
Change in estimate	128	396
Balance, end of the year	$ 2,926	$ 2,704